Consolidated Statement of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Contributed (Deficit) Surplus [member]	Foreign exchange gain (loss) on translation to presentation currency [member]	Actuarial gain (loss) on pension and other post- employment benefit obligation [member]	Cash flow hedge reserve - unrealized gain (loss) [member]	Accumulated other compre-hensive income [member]	Retained earnings [member]	Capital stock [member]
Beginning Balance at Mar. 31, 2022	$ 1,582.6	$ (25.2)	$ (16.4)	$ 193.1	$ (24.7)	$ 152.0	$ 77.8	$ 1,378.0
Net income	298.5						298.5
Other comprehensive income (loss)	161.6		123.1	13.8	24.7	161.6
Issuance of performance and restricted share units	2.2	2.2
Issuance of deferred share units	1.7	1.7
Common shares repurchased and cancelled	(553.1)						(133.5)	(419.6)
Dividend equivalent on earnout rights	(0.5)						(0.5)
Dividends paid	(30.7)						(30.7)
Ending Balance at Mar. 31, 2023	1,462.2	(21.4)	106.7	206.9	0.0	313.6	211.6	958.4
Net income	105.2						105.2
Other comprehensive income (loss)	(46.5)		3.1	(49.6)	0.0	(46.5)
Issuance of performance and restricted share units	3.0	3.0
Issuance of deferred share units	2.2	2.2
Issuance of capital stock	4.7	(0.8)						5.5
Dividend equivalent on earnout rights	(0.5)						(0.5)
Dividends paid	(27.9)						(27.9)
Ending Balance at Mar. 31, 2024	$ 1,502.4	$ (17.0)	$ 109.8	$ 157.3	$ 0.0	$ 267.1	$ 288.4	$ 963.9